Guarantees, Commitments and Pledged Assets (Tables)	12 Months Ended
Oct. 31, 2020
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Schedule of Various Guarantees and Indemnifications
The various guarantees and indemnifications that the Bank provides with respect to its customers and other third parties are presented below:

	2020	2019
As at October 31 ($ millions)	Maximum potential amount of future payments (1)	Maximum potential amount of future payments (1)
Standby letters of credit and letters of guarantee	$34,836	$35,577
Liquidity facilities	4,248	3,758
Derivative instruments	4,866	7,104
Indemnifications	1,390	583
(1)
The maximum potential amount of future payments represents those guarantees that can be quantified and excludes other guarantees that cannot be quantified. As many of these guarantees will not be drawn upon and the maximum potential amount of future payments listed above does not consider the possibility of recovery under recourse or collateral provisions, the above amounts are not indicative of future cash requirements, credit risk, or the Bank’s expected losses from these arrangements.

Summary of Other Indirect Commitments
The table below provides a detailed breakdown of the Bank’s other indirect commitments expressed in terms of the contractual amounts of the related commitment or contract which are not reflected on the Consolidated Statement of Financial Position.

As at October 31 ($ millions)	2020	2019
Commercial letters of credit	$682	$811
Commitments to extend credit (1)
Original term to maturity of one year or less	85,997	70,862
Original term to maturity of more than one year	149,377	141,011
Securities lending	53,082	50,300
Securities purchase and other commitments	1,095	1,142
Total	$290,233	$264,126

(1)	Includes liquidity facilities.

Summary of Carrying Value Of Pledged Assets and Details of Related Activities
The carrying value of pledged assets and details of related activities are shown below.

As at October 31 ($ millions)	2020	2019
Assets pledged to:
Bank of Canada (1)	$168	$164
Foreign governments and central banks (1)	4,165	4,505
Clearing systems, payment systems and depositories (1)	1,353	1,221
Assets pledged in relation to exchange-traded derivative transactions	5,356	3,579
Assets pledged in relation to over-the-counter derivative transactions	16,997	13,491
Assets pledged as collateral related to securities borrowing and lending	136,193	123,760
Assets pledged in relation to covered bond program (Note 15) (2)	31,484	27,154
Assets pledged in relation to other securitization programs (Note 15)	4,600	6,683
Assets pledged under CMHC programs (Note 14)	30,134	25,249
Other	1,420	1,047
Total assets pledged	$231,870	$206,853
Obligations related to securities sold under repurchase agreements (3)	121,918	110,879

Total (4)	$353,788	$317,732

(1)	Includes assets pledged in order to participate in clearing and payment systems and depositories, or pledged to have access to the facilities of central banks in foreign jurisdictions.
(2)	Excludes mortgages related to covered bonds held by the Bank or transferred to the Bank of Canada as part of its term repo program.
(3)	Includes the Bank of Canada term repo program.
(4)	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.